Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester® Intermediate Term Municipal Fund))	0 Months Ended
Jan. 28, 2013
Barclays Capital Municipal Bond Index
Average Annual Return:
1 Year	6.78%
5 Years (or life of class, if less)	7.35% [1]
Class A
Average Annual Return:
1 Year	3.98%
5 Years (or life of class, if less)	5.14%
Inception Date	Dec. 06, 2010
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	3.98%
5 Years (or life of class, if less)	5.12%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	3.65%
5 Years (or life of class, if less)	4.78%
Class C
Average Annual Return:
1 Year	4.55%
5 Years (or life of class, if less)	5.40%
Inception Date	Dec. 06, 2010
Class Y
Average Annual Return:
1 Year	6.61%
5 Years (or life of class, if less)	6.51%
Inception Date	Dec. 06, 2010

[1]	From 11/30/10